CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common Stock [Member] Class A Common Stock	Common Stock [Member] Class B Common Stock	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Ending balance at Dec. 31, 2020		$ 1,577	$ 1,035	$ 137,202,162	$ (132,204,768)	$ 5,000,006
Ending balance (in shares) at Dec. 31, 2020		15,774,717	10,350,000
Beginning balance at Feb. 03, 2020		$ 0	$ 0	0	0	0
Beginning balance (in shares) at Feb. 03, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss						(4,894,021)
Ending balance at Jun. 30, 2020						5,000,003
Beginning balance at Feb. 03, 2020		$ 0	$ 0	0	0	0
Beginning balance (in shares) at Feb. 03, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss						(132,069,324)
Ending balance at Sep. 30, 2020						5,000,010
Beginning balance at Feb. 03, 2020		$ 0	$ 0	0	0	0
Beginning balance (in shares) at Feb. 03, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to initial stockholders	[1]		$ 1,035	23,965		25,000
Issuance of Class B common stock to initial stockholders (in shares)	[1]		10,350,000
Sale of 41,400,000 Units, net of offering costs and net of fair value allocated to warrants classified as a liability		$ 4,140		385,684,197		385,688,337
Sale of 41,400,000 Units, net of offering costs and net of fair value allocated to warrants classified as a liability (in shares)		41,400,000
Sale of 6,853,333 Private Placement Units, net of fair value allocated to warrants classified as a liability				7,744,267		7,744,267
Common stock subject to possible redemption		$ (2,563)		(256,250,267)		(256,252,830)
Common stock subject to possible redemption (in shares)		(39,235,829)
Net Loss					(132,204,768)	(132,204,768)
Ending balance at Dec. 31, 2020		$ 1,577	$ 1,035	$ 137,202,162	$ (132,204,768)	$ 5,000,006
Ending balance (in shares) at Dec. 31, 2020		15,774,717	10,350,000

[1]	On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares (see Note 6). All share and per share amounts have been retroactively restated for the dividend.